RIGHT-OF-USE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets Net
Right of use asset	$ 804	$ 308
Weighted average incremental borrowing rate	5.00%
Weighted average remaining life	3 years
Lease liability	$ 1,091	$ 545